Employment Benefits - Sensitivity Analysis for Impact of Changes in Certain Significant Actuarial Assumptions Leaving All Other Assumptions Constant (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
100 basis point increase	¥ (998)	¥ (833)
100 basis point decrease	1,188	1,020
Salary increase rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
100 basis point increase	1,104	970
100 basis point decrease	¥ (955)	¥ (812)